Net Loss per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share:

	For the Fiscal Years Ended March 31
	2025	2024	2023

Basic and Diluted Net Loss Per Ordinary Share:
Net loss attributable	¥(534,685)	¥(661,966)	¥(478,633)
Weighted average ordinary shares outstanding	42,210,000	41,127,797	38,882,926
Basic and diluted net loss per ordinary share	¥(12.7)	¥(16.1)	¥(12.3)